OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Assets And Liabilities Employed By Segment (Details) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Assets	$ 10,436.5	$ 9,578.8
Liabilities	5,847.6	5,492.2
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
Assets	5,852.4	5,269.6
Liabilities	1,142.0	1,012.7
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Assets	3,436.2	3,163.1
Liabilities	871.2	824.8
Operating segments | Healthcare
Disclosure of operating segments [line items]
Assets	310.1	269.2
Liabilities	69.3	64.9
Unallocated amounts
Disclosure of operating segments [line items]
Assets	837.8	876.9
Liabilities	$ 3,765.1	$ 3,589.8